Interest-bearing Liabilities - Additional Information (Detail) € in Millions, kr in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)	Dec. 31, 2015 SEK (kr)	Dec. 31, 2017 SEK (kr)	Apr. 30, 2017 USD ($)	Feb. 28, 2017 EUR (€)
Disclosure Of Interest Bearing Liabilities [Line Items]
Weighted average interest rate cost for long-term funding		1.68%	1.68%	2.76%
Multi-currency revolving credit facility							$ 2,000
Borrowings | kr				kr 26,686		kr 33,045
Maturity date		Credit agreements mature in 2023 and 2025	Credit agreements mature in 2023 and 2025
Repayment of borrowings | kr			kr 4,830	kr 1,072	kr 1,336
Nordic Investment Bank [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Borrowings		$ 220
AB Svensk Exportkredit [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Borrowings		150
Mature in two thousand nineteen [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Repayment of borrowings		$ 98
Bond issued in two thousand seven [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Repayment of borrowings | €	€ 500
Bonds with 0.875% interest maturing 2021 [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Bonds issued | €								€ 500
Bonds with 1.875% interest maturing 2024 [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Bonds issued | €								€ 500